Short Term Investments (Details) - USD ($)	Dec. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Short Term Investments [Line Items]
Certificate of deposits			$ 298,495	$ 15,633
Mahindra and Mahindra Financial Services [Member]
Short Term Investments [Line Items]
Certificate of deposits			$ 259,992
Subsequent Event [Member]
Short Term Investments [Line Items]
Fixed deposit		$ 127,609